UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Interlachen Capital Group LP
Address:  800 Nicollet Mall, Suite 2500
          Minneapolis, Minnesota 55402

13F File Number: 28-12751

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Andrew E. Fraley
Title:    Chief Investment Officer
Phone:    (612) 659-4450


Signature, Place, and Date of Signing:

     /s/ Andrew E. Fraley    Minneapolis, MN     November 14, 2008
     ------------------------ ------------------  -------------------
     [Signature]               [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   0
Form 13F Information Table Entry Total:             79
Form 13F Information Table Value Total:       $745,335
                                           (thousands)

List of Other Included Managers:

NONE
         FORM 13F INFORMATION TABLE

            COLUMN 1           COLUMN 2         COLUMN 3  COLUMN 4  COLUMN 5                      COLUMN 6    COLUMN 7 COLUMN 8
                               TITLE OF                  VALUE              SH/     PUT/       INVESTMENT  OTHER    VOTING AUTH
         NAME OF ISSUER         CLASS           CUSIP   (x$1000)  AMOUNT     PRN     CALL       DISCRETION  MGRS     SOLE  SH  NONE
ALTRIA GROUP INC              COM               02209S103  5804     292550     SH                 SOLE               292550
AMR CORP                      PUT               001765956  7856     800000     SH      PUT        SOLE               800000
ANADARKO PETE CORP            CALL              032511907  9702     200000     SH      CALL       SOLE
APACHE CORP                   CALL              037411905  10428    100000     SH      CALL       SOLE
APRIA HEALTHCARE GROUP INC    COM               037933108  3635     199300     SH                 SOLE               199300
BERKSHIRE HATHAWAY INC DEL    CL B              084670207  7836     1783       SH                 SOLE               1783
BLACKSTONE GROUP L P          CALL              09253U908  1534     100000     SH      CALL       SOLE
BURLINGTON NORTHN SANTA FE C  COM               12189T104  1654     17900      SH                 SOLE               17900
CASTLE BRANDS INC             COM               148435100  299      1358847    SH                 SOLE               1358847
CHESAPEAKE ENERGY CORP        COM               165167107  4439     123800     SH                 SOLE               123800
CHINA MED TECHNOLOGIES INC    SPONSORED ADR     169483104  1873     57482      SH                 SOLE               57482
CHINA MED TECHNOLOGIES INC    NOTE 4.000% 8/1   169483AC8  7275     10000000   PRN                SOLE
CITIGROUP INC                 PUT               172967951  26000    1267700    SH      PUT        SOLE               1267700
CME GROUP INC                 CALL              12572Q905  18575    50000      SH      CALL       SOLE
COMCAST CORP NEW              CL A              20030N101  1704     86800      SH                 SOLE               86800
CYPRESS SEMICONDUCTOR CORP    COM               232806109  3702     847200     SH                 SOLE               847200
DAVITA INC                    COM               23918K108  2275     39900      SH                 SOLE               39900
DELTA AIR LINES INC DEL       COM NEW           247361702  517      69400      SH                 SOLE               69400
DU PONT E I DE NEMOURS & CO   COM               263534109  2484     61648      SH                 SOLE               61648
E M C CORP MASS               CALL              268648902  3588     300000     SH      CALL       SOLE
E M C CORP MASS               NOTE 1.750%12/0   268648AK8  19700    20000000   PRN                SOLE
EASTMAN KODAK CO              CALL              277461909  11535    750000     SH      CALL       SOLE
EL PASO CORP                  COM               28336L109  2215     173614     SH                 SOLE               173614
ENERSYS                       NOTE 3.375% 6/0   29275YAA0  6070     8000000    PRN                SOLE
FORD MTR CO DEL               PUT               345370950  2376     457000     SH      PUT        SOLE               457000
GENENTECH INC                 COM NEW           368710406  2341     26400      SH                 SOLE               26400
GOLDMAN SACHS GROUP INC       COM               38141G104  4480     35000      SH                 SOLE               35000
HALLIBURTON CO                COM               406216101  3160     97550      SH                 SOLE               97550
HOVNANIAN ENTERPRISES INC     PUT               442487953  520      65100      SH      PUT        SOLE               65100
HUNTSMAN CORP                 COM               447011107  1743     138300     SH                 SOLE               138300
INFOSYS TECHNOLOGIES LTD      SPONSORED ADR     456788108  3430     102967     SH                 SOLE               102967
ISHARES TR                    PUT               464287955  288612   4244300    SH      PUT        SOLE               4244300
JPMORGAN & CHASE & CO         COM               46625H100  2810     60170      SH                 SOLE               60170
JPMORGAN & CHASE & CO         PUT               46625H950  32690    700000     SH      PUT        SOLE               700000
KINDRED HEALTHCARE INC        COM               494580103  684      24800      SH                 SOLE               24800
KRAFT FOODS INC               CL A              50075N104  2441     74539      SH                 SOLE               74539
LEADING BRANDS INC            COM               52170U108  566      1067685    SH                 SOLE               1067685
LSB INDS INC                  COM               502160104  2153     155430     SH                 SOLE               155430
LUCAS ENERGY INC              COM               549333201  714      432589     SH                 SOLE               432589
MARRIOTT INTL INC NEW         CALL              571903902  5035     193000     SH      CALL       SOLE
MASSEY ENERGY CO              NOTE 3.250% 8/0   576203AJ2  3535     5000000    PRN                SOLE
MBIA INC                      PUT               55262C950  2423     203600     SH      PUT        SOLE               203600
MEDCATH CORP                  COM               58404W109  3107     173392     SH                 SOLE               173392
MEDTRONIC INC                 CALL              585055906  9350     100000     SH      CALL       SOLE
MERCK & CO INC                COM               589331107  2768     87700      SH                 SOLE               87700
MERRILL LYNCH & CO INC        CALL              590188908  3162     125000     SH      CALL       SOLE
MICROSOFT CORP                CALL              594918904  8007     300000     SH      CALL       SOLE
MONSTER WORLDWIDE INC         CALL              611742907  6709     450000     SH      CALL       SOLE
NEW YORK TIMES CO             CALL              650111907  3278     229400     SH      CALL       SOLE
NORTHERN TR CORP              COM               665859104  94       1300       SH                 SOLE               1300
NYSE EURONEXT                 CALL              629491901  4043     103200     SH      CALL       SOLE
OMNICARE INC                  DBCV 3.250%12/1   681904AL2  3300     5000000    PRN                SOLE
ORACLE CORP                   CALL              68389X905  6093     300000     SH      CALL       SOLE
PFIZER INC                    COM               717081103  4239     229900     SH                 SOLE               229900
PHILIP MORRIS INTL INC        COM               718172109  4042     84042      SH                 SOLE               84042
PLAINS EXPL& PRODTN CO        COM               726505100  1579     44906      SH                 SOLE               44906
PROCTER & GAMBLE CO           COM               742718109  3805     54600      SH                 SOLE               54600
RETAIL HOLDRS TR              PUT               76127U951  34289    380400     SH      PUT        SOLE               380400
SAFEWAY INC                   COM NEW           786514208  2406     101442     SH                 SOLE               101442
SEARS HLDGS CORP              CALL              812350906  4675     50000      SH      CALL       SOLE
SELECT SECTOR SPDR TR         CALL              81369Y906  18848    511600     SH      CALL       SOLE
SIRIUS XM RADIO INC           COM               82967N108  757      1326557    SH                 SOLE               1326557
SPDR TR                       UNIT SER 1        78462F103  17442    150379     SH                 SOLE               150379
STARWOOD HOTELS&RESORTS WRLD  CALL              85590A901  4221     150000     SH      CALL       SOLE
TARGET CORP                   CALL              87612E906  9810     200000     SH      CALL       SOLE
TENARIS S A                   SPONSORED ADR     88031M109  2681     71885      SH                 SOLE               71885
TIME WARNER INC               COM               887317105  1627     124126     SH                 SOLE               124126
TRANSOCEAN INC NEW            SHS               G90073100  3503     31894      SH                 SOLE               31894
TRANSOCEAN SEDCO FOREX INC    NOTE 1.500%12/1   893830AV1  18390    20000000   PRN                SOLE
TXCO RES INC                  COM               87311M102  784      78127      SH                 SOLE               78127
TYSON FOODS INC               NOTE 3.250%10/1   902494AP8  5646     6000000    PRN                SOLE
UNITED STATES NATL GAS FUND   UNIT              912318102  230      6903       SH                 SOLE               6903
US BANCORP DEL                COM NEW           902973304  2025     56221      SH                 SOLE               56221
VALERO ENERGY CORP NEW        CALL              91913Y900  7575     250000     SH      CALL       SOLE
WELLS FARGO & CO NEW          COM               949746101  2068     55099      SH                 SOLE               55099
WEYERHAEUSER CO               CALL              962166904  9293     153400     SH      CALL       SOLE
WILLIAMS COS INC DEL          COM               969457100  2759     116675     SH                 SOLE               116675
XTO ENERGY INC                COM               98385X106  3528     75847      SH                 SOLE               75847
ZIONS BANCORPORATION          PUT               989701957  8789     227100     SH      PUT        SOLE               227100
